Property, Plant and Equipment - Property, Plant and Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total gross property, plant and equipment	276,400,000	248,700,000
Less: accumulated depreciation	(107,600,000)	(79,900,000)
Total property, plant and equipment, net	168,834,000	168,772,000
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total gross property, plant and equipment	5,100,000	5,800,000
Land and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciable Life	5 years
Land and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciable Life		10 years
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total gross property, plant and equipment	52,800,000	53,000,000
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciable Life	5 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciable Life		40 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total gross property, plant and equipment	218,500,000	189,900,000
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciable Life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciable Life		15 years